Cash Distributions and Earnings per Unit - Distributions Paid for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Cash Distribution And Earnings Per Unit
Authorized Quarterly Cash Distribution for three months ended	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Date of record of Common and General Partnership unit Unitholders	Feb. 09, 2026	Nov. 10, 2025	Aug. 11, 2025	May 09, 2025	Feb. 10, 2025	Nov. 12, 2024	Aug. 09, 2024	May 10, 2024	Feb. 12, 2024	Nov. 07, 2023	Aug. 08, 2023	May 09, 2023	Feb. 10, 2023
Payment of Distribution	Feb. 12, 2026	Nov. 14, 2025	Aug. 14, 2025	May 14, 2025	Feb. 13, 2025	Nov. 15, 2024	Aug. 14, 2024	May 14, 2024	Feb. 14, 2024	Nov. 13, 2023	Aug. 11, 2023	May 12, 2023	Feb. 14, 2023
$/ Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Amount of declared distribution	$ 1,461	$ 1,470	$ 1,481	$ 1,493	$ 1,511	$ 1,521	$ 1,531	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,540	$ 1,540